FAIR VALUE MEASUREMENTS - FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accumulated interest outstanding	$ 17	$ 11
Unamortized discount (net of premium) and debt issuance costs	109	107
Capital lease obligations and build-to-suit	383	387
Level 3 [Member] | Otay Mesa VIE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross long-term debt	305	315
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term amounts due from unconsolidated entities	184	175
Total long-term debt	15,068	13,761
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term amounts due from unconsolidated entities	175	166
Total long-term debt	15,947	14,633
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term amounts due from unconsolidated entities	0	0
Total long-term debt	0	0
Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term amounts due from unconsolidated entities	91	97
Total long-term debt	15,455	13,985
Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term amounts due from unconsolidated entities	84	69
Total long-term debt	492	648
San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unamortized discount (net of premium) and debt issuance costs	45	43
Gross long-term debt	4,349	3,989
Capital lease obligations	240	244
San Diego Gas and Electric Company [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	4,654	4,304
San Diego Gas and Electric Company [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	5,032	4,670
San Diego Gas and Electric Company [Member] | Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	0	0
San Diego Gas and Electric Company [Member] | Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	4,727	4,355
San Diego Gas and Electric Company [Member] | Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	305	315
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unamortized discount (net of premium) and debt issuance costs	27	24
Gross long-term debt	3,000	2,500
Capital lease obligations	0	1
Southern California Gas Company [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	3,009	2,513
Southern California Gas Company [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	3,131	2,621
Southern California Gas Company [Member] | Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	0	0
Southern California Gas Company [Member] | Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	3,131	2,621
Southern California Gas Company [Member] | Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	$ 0	$ 0